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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10381

Registrant Name: PIMCO New York Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30/06

Date of Reporting Period: 7/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments

PIMCO New York Municipal Income Fund Schedule of Investments
July 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
New York Municipal Bonds & Notes—81.1%
$3,265	Albany Industrial Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A	Baa3/NR	$3,387,633
1,000	Long Island Power Auth. Electric System Rev., 5.375%, 5/1/33, Ser. L (a)	A3/A-	1,054,130
	Metropolitan Transportation Auth. NY Service Contract Rev., Ser. A,
6,040	5.00%, 7/1/25 (FGIC)	Aaa/AAA	6,364,046
8,150	5.00%, 7/1/30 (AMBAC)	Aaa/AAA	8,512,431
1,375	5.125%, 1/1/29	A2/AA-	1,453,939
1,500	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35	Ba1/BBB	1,615,755
	New York, GO, Ser. J,
5,000	5.125%, 5/15/29 (MBIA)	Aaa/AAA	5,215,150
300	5.25%, 6/1/28	A1/A+	320,400
	New York City Municipal Water Finance Auth. Water & Sewer System Rev.,
7,605	4.75%, 6/15/31, Ser. A (FGIC)	Aaa/AAA	7,701,051
7,000	5.125%, 6/15/21, Ser. A (AMBAC-TCRS)	Aaa/AAA	7,300,160
5,000	5.125%, 6/15/33, Ser. C	Aa2/AA+	5,257,950
5,000	5.25%, 6/15/25, Ser. D	Aa2/AA+	5,385,100
2,250	New York City Transitional Finance Auth. Rev., 4.75%, 11/15/23, Ser. B	Aa1/AAA	2,302,088
130	New York Cntys. Tobacco Trust II Rev., 5.75%, 6/1/43	Ba1/BBB	137,650
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,047,380
	Port Auth. of New York & New Jersey Rev.,
3,000	5.00%, 9/1/29	A1/AA-	3,177,960
5,000	5.00%, 9/1/38	A1/AA-	5,268,500
4,515	Sachem Central School Dist. of Holbrook, GO, 5.00%, 10/15/30, Ser. B (MBIA)	Aaa/AAA	4,779,173
6,550	State Dormitory Auth. Lease Rev., 4.75%, 1/15/29, Ser. 1 (FSA)	Aaa/AAA	6,663,053
	State Dormitory Auth. Rev., Augustana Lutheran Home for the Aged, Inc.,
100	5.40%, 2/1/31 (MBIA-FHA)	Aaa/AAA	106,993
1,435	5.50%, 2/1/41 (MBIA-FHA)	Aaa/AAA	1,539,181
7,400	Lenox Hill Hospital, Obligation Group, 5.50%, 7/1/30	Baa2/NR	7,688,082
4,000	Memorial Sloan-Kettering Center, 5.00%, 7/1/34, Ser. 1	Aa2/AA	4,134,440
	Mental Health Services Fac Improvement, Ser. D (MBIA),
7,985	4.75%, 2/15/25	Aaa/AAA	8,092,877
15	4.75%, 2/15/25 (Pre-refunded @ $100, 8/15/08) (b)	Aaa/AAA	15,915
1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	Ba1/BB	1,932,620
7,000	New York & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	7,118,860
445	New York Univ., 5.50%, 7/1/21, Ser. 2 (AMBAC)	Aaa/AAA	487,413
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	Aaa/AAA	1,358,500

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	State Dormitory Auth. State Univ., GO (Pre-refunded @ $101, 5/15/08) (FSA-CR) (b)
$1,270	4.75%, 5/15/28	Aaa/AAA	$1,344,066
1,045	4.75%, 5/15/28, Ser. B	Aaa/AAA	1,105,944
5,000	State Thruway Auth. General Rev.,
	4.75%, 1/1/19, Ser. E	Aa3/AA-	5,146,950
3,975	State Urban Dev. Corp. Rev. Correctional Facility Service,
	4.75%, 1/1/28, Ser. B (Pre-refunded @ 101, 1/1/09) (AMBAC) (b)	Aaa/AAA	4,229,440
	Triborough Bridge & Tunnel Auth. Rev., Ser. A,
2,000	5.00%, 1/1/27	Aa2/AA-	2,090,180
5,000	5.00%, 1/1/32	Aa2/AA-	5,196,950
2,945	Warren & Washington Cntys. Industrial Dev. Agcy.,
	Glens Falls Hospital Project Rev.,
	5.00%, 12/1/27, Ser. C (FSA)	Aaa/AAA	3,117,459
2,000	Yonkers, GO, 5.00%, 8/1/30, Ser. B (MBIA)	Aaa/AAA	2,121,100
	Total New York Municipal Bonds & Notes (cost—$125,613,357)		133,770,519
Other Municipal Bonds & Notes—4.9%
	Alabama—0.6%
1,200	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28 (Pre-refunded @ $100, 8/15/08) (b)	Aaa/AAA	1,074,348
	Illinois—2.5%
	Educational Facs. Auth. Rev.,
3,825	5.00%, 7/1/33, Ser. A	Aa1/AA	3,992,382
175	5.00%, 7/1/33, Ser. A (Pre-refunded @ $100, 7/1/13) (b)	Aa1/AA	192,110
			4,184,492
	Louisiana—0.5%
750	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	793,920
	Puerto Rico—1.3%
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D	Baa2/A	1,578,870
500	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN	A3/A−	527,055
			2,105,925
	Total Other Municipal Bonds & Notes (cost—$7,674,848)		8,158,685
New York Variable Rate Notes (c)(d)(e)—8.9%
2,172	New York City Transitional Finance Auth. Rev.,
	12.84%, 11/1/23, Ser. 362	Aa1/NR	2,455,642
	New York Cntys. Tobacco Trust II Rev.,
4,240	7.863%, 6/1/35	NR/NR	4,653,103
6,780	8.101%, 6/1/43	NR/NR	7,544,920
	Total New York Variable Rate Notes (cost—$13,294,110)		14,653,665
Other Variable Rate Notes (e)—1.9%
	California—1.0%
1,240	State Economic Recovery, GO,
	16.055%, 1/1/10, Ser. 935 (c)(d)	Aa3/NR	1,745,548
	Puerto Rico—0.9%
1,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB	1,430,546
	Total Other Variable Rate Notes (cost—$3,037,994)		3,176,094
New York Variable Rate Demand Notes (e)(f)—2.3%
1,000	City of New York NY, GO, 2.23%, 8/1/05, Ser. A-10	VMIG1/A-1+	1,000,000
1,300	Jay Street Dev. Corp. Rev., 2.21%, 8/1/05, Ser. A-2	VMIG1/A-1+	1,300,000

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$600	New York City Transitional Finance Auth., GO,
	2.26%, 8/1/05, Ser. H-7	VMIG1/A-1	$600,000
900	Triborough Bridge & Tunnel Auth. Rev.,
	2.31%, 8/3/05, Ser. C (AMBAC)	VMIG1/A-1+	900,000
	Total New York Variable Rate Demand Notes (cost—$3,800,000)		3,800,000
U.S. Treasury Bills (g)—1.0%
1,630	2.92%-3.03%,9/15/05 (cost—$1,623,721)	Aaa/AAA	1,623,719
	Total Investments before Options Written (cost—$155,044,030)—100.1%		165,182,682
Options Written (h)—(0.1%)
Contracts
	Call Options—(0.0%)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
81	strike price $112.00, expires 8/26/05		(20,250)
299	strike price $113.00, expires 8/26/05		(23,359)
			(43,609)
	Put Options—(0.1%)
	U.S. Treasury Bond Futures, Chicago Board of Trade,
333	strike price $113.00, expires 8/26/05		(109,266)
	Total Options Written (premiums received—$557,808)		(152,875)
	Total Investments net of options written (cost—$154,486,222)—100.0%		$165,029,807

Other Investments:

Futures contracts outstanding at July 31, 2005:

Type	Notional Value (000)	Expiration Date	Unrealized Appreciation
Short: U.S. Treasury 30 Year Bond	$(7,000)	9/21/05	$137,094

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)

Illiquid security.

(b)

Pre-refunded Bonds - Collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(c)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

(d)

Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)

Variable Rate Notes - Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at July 31, 2005.

(f)

Maturity date shown is date of next put.

(g)

All or partial amount segregated as collateral for futures contracts.

(h)

Non-income producing.

Glossary:

AMBAC - insured by American Municipal Bond Assurance Corp.

CR - Custodian Receipt

FGIC - insured by Financial Guaranty Insurance Co.

FHA - insured by Federal Housing Administration

FSA - insured by Financial Security Assurance, Inc.

GO - General Obligation Bond

MBIA - insured by Municipal Bond Investors Assurance

NR - Not Rated

TCRS - Temporary Custodian Receipts

Item 2.   Controls and Procedures

(a)  The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2005